American Century Variable Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated May 1, 2014 ¡ Statement of Additional Information dated May 1, 2014

All references to Alex Tedder are deleted from the statement of additional information.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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